Cover Page                                                                497(d)
                                                                       333-17663

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED SEPTEMBER 1, 2000, TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES
FOR:

ACCUMULATOR LIFE                            INCENTIVE LIFE PLUS
INCENTIVE LIFE                              SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE                 SPECIAL OFFER POLICY
IL PROTECTOR                                INCENTIVE LIFE 2000
IL COLI                                     CHAMPION 2000
--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

     The following is added to each Prospectus under "Fee table":

     A. We anticipate making available the variable investment options described below on or about October 9, 2000, subject to regulatory approval.

     ---------------------------------------------------------------------------------------------------------------------
     VARIABLE       OBJECTIVE    INVESTMENT    MANAGEMENT     12B-1    OTHER      TOTAL        FEE WAIVERS      NET
     INVESTMENT                  ADVISOR (1)   FEE(2)         FEE      EXPENSES   ANNUAL       AND/OR EXPENSE   TOTAL
     OPTION                                                            (3)        EXPENSES     REIMBURSE-       ANNUAL
                                                                                               MENTS(4)         EXPENSES
     ---------------------------------------------------------------------------------------------------------------------
     EQ/JANUS       LONG-TERM    JANUS         .90%           0.25%    0.10%      1.25%        0.10%            1.15%
     LARGE CAP      GROWTH  IN   CAPITAL
     GROWTH         A MANNER     CORPORATION
                    THAT IS
                    CONSISTENT
                    WITH
                    PRESERVATION
                    OF CAPITAL
     ---------------------------------------------------------------------------------------------------------------------
     FI MID CAP     LONG-TERM    FIDELITY      0.70%          0.25%    0.09%      1.04%        0.04%            1.00%
                    GROWTH OF    MANAGEMENT
                    CAPITAL      & RESEARCH
                                 COMPANY
     ---------------------------------------------------------------------------------------------------------------------
     EQ/AXP NEW     LONG-TERM    AMERICAN      0.65%          0.25%    0.09%      0.99%        0.04%            0.95%
     DIMENSIONS     GROWTH OF    EXPRESS
                    CAPITAL      FINANCIAL
                                 CORPORATION
     ---------------------------------------------------------------------------------------------------------------------
     EQ/AXP         LONG-TERM    AMERICAN      0.70%          0.25%    0.09%      1.04%        0.04%            1.00%
     STRATEGY       GROWTH OF    EXPRESS
     AGGRESSIVE     CAPITAL      FINANCIAL
                                 CORPORATION
     ---------------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) Initial seed capital will be invested for each of these Portfolios on or about September 1, 2000; thus, "Other Expenses" shown are estimated. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreements.
(4) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses


127659 Life Retail
     assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.

2.   VARIABLE INVESTMENT OPTION NAME CHANGE:

Effective October 6, 2000, the name of the Alliance Equity Index variable investment option has been changed to EQ Equity 500 Index, which reflects the corresponding name change of the underlying EQ Advisors Trust portfolio. All references to this variable investment option and the corresponding portfolio in each Prospectus are hereby changed to the new name.

3.   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO CHANGE IN ADVISOR:

The EQ Advisors Trust Board of Trustees approved T. Rowe Price International, Inc. as the new advisor for the T. Rowe Price International Stock Portfolio. The terms and conditions, including fees, of the investment advisory agreement have not changed. The new advisor is the successor company to the old advisor. References to Rowe Price-Fleming International, Inc. in each Prospectus are hereby changed to T. Rowe Price International, Inc.

APPLICABLE TO PROSPECTUSES FOR ACCUMULATOR LIFE, INCENTIVE LIFE, AND SURVIVORSHIP INCENTIVE LIFE WITH RESPECT TO POLICIES DISTRIBUTED IN NEW YORK BY EQUITABLE DISTRIBUTORS, INC. AND FOR IL COLI POLICIES DISTRIBUTED BY EQUITABLE DISTRIBUTORS, INC. IN ALL JURISDICTIONS:

4. A. The following information replaces the information for the sections noted under "How to reach us" in each Prospectus:

BY MAIL:

At the Post Office Box for our Administrative Office
Equitable Life - EDI Service Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

BY EXPRESS DELIVERY ONLY:

At the Street Address for our Administrative Office
Equitable Life - EDI Service Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

BY TOLL-FREE PHONE

1-888-228-6690
(automated system available 22 hours a day, from 6AM to 4AM, Eastern Time; customer service representative available weekdays 8AM to 9PM, Eastern Time)

BY FAX:

1-704-540-2199


127659 Life Retail

B.   EQUITABLE DISTRIBUTORS, LLC TO BECOME PRINCIPAL UNDERWRITER.

It is anticipated that during the fourth quarter of 2000, Equitable Distributors, LLC ("EDI, LLC") will become a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account FP. Like EDI, EDI, LLC is owned by Equitable Holdings, LLC. Accordingly, once the successor by merger is complete, all references to the principal underwriter in each prospectus should be replaced with Equitable Distributors, LLC.


127659 Life Retail

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED SEPTEMBER 1, 2000, TO CURRENT PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES FOR:

ACCUMULATOR LIFE                           INCENTIVE LIFE PLUS
INCENTIVE LIFE                             IL COLI
SURVIVORSHIP INCENTIVE LIFE                SURVIVORSHIP 2000
--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

     The following is added to each Prospectus under "Fee table":

     A. We anticipate making available the variable investment options described below on or about October 9, 2000, subject to regulatory approval.

     ------------------------------------------------------------------------------------------------------------------------
     VARIABLE       OBJECTIVE     INVESTMENT    MANAGEMENT     12B-1    OTHER        TOTAL        FEE           NET
     INVESTMENT                   ADVISOR (1)   FEE(2)         FEE      EXPENSES(3)  ANNUAL       WAIVERS       TOTAL ANNUAL
     OPTION                                                                          EXPENSES     AND/OR        EXPENSES
                                                                                                  EXPENSE
                                                                                                  REIMBURSE-
                                                                                                  MENTS(4)
     ------------------------------------------------------------------------------------------------------------------------
     EQ/JANUS       LONG-TERM     JANUS         0.90%          0.25%    0.10%        1.25%        0.10%         1.15%
     LARGE CAP      GROWTH  IN    CAPITAL
     GROWTH         A MANNER      CORPORATION
                    THAT IS
                    CONSISTENT
                    WITH
                    PRESERVATION
                    OF CAPITAL
     ------------------------------------------------------------------------------------------------------------------------
     FI MID CAP     LONG-TERM     FIDELITY      0.70%          0.25%    0.09%        1.04%        0.04%         1.00%
                    GROWTH OF     MANAGEMENT
                    CAPITAL       & RESEARCH
                                  COMPANY

     ------------------------------------------------------------------------------------------------------------------------
     FI SMALL/MID   LONG-TERM     FIDELITY      0.75%          0.25%    0.24%        1.24%        0.14%         1.10%
     CAP VALUE      CAPITAL       MANAGEMENT
                    APPRECIATION  & RESEARCH
                                  COMPANY
     ------------------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) The expenses shown for FI Small/Mid Cap Value are expenses incurred for the year ended December 31, 1999. Initial seed capital for the other portfolios will be invested on or about September 1, 2000; thus, "Other Expenses" shown are estimated. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (4) for any expense limitation agreements.
(4) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 31, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual


127643-Life EDI
     operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.

2. SUBSTITUTION OF THE ALLIANCE EQUITY INDEX VARIABLE INVESTMENT OPTION FOR THE BT EQUITY 500 INDEX VARIABLE INVESTMENT OPTION:

     Effective October 6, 2000, subject to regulatory approval, EQ Advisors Trust will substitute shares of the Alliance Equity Index portfolio for shares of the BT Equity 500 Index portfolio. The names of the Alliance Equity Index portfolio (and variable investment option) will then be changed to "EQ Equity 500 Index" (see below). Each of these portfolios follows a strategy of replicating the performance of the S&P 500 Composite Index. Through the combination of these portfolios, EQ Advisors Trust will realize economies of scale which can potentially reduce operating expenses. Your account value will remain unchanged, as a result of this substitution. However, the unit values of the units of these two variable investment options are different, and therefore, the number of EQ Equity 500 Index option units that you will receive will be different than the number of BT Equity 500 Index option units that you had.

     The following information regarding the EQ Equity 500 Index portfolio and variable investment option replaces the information in each prospectus regarding the BT Equity 500 Index portfolio and variable investment option:

     ---------------------------------------------------------------------------
     VARIABLE       INVESTMENT    MANAGEMENT     12B-1   OTHER        TOTAL
     INVESTMENT     ADVISOR (1)   FEE(2)         FEE     EXPENSES(3)  ANNUAL
     OPTION                                                           EXPENSES
     ---------------------------------------------------------------------------
     EQ  EQUITY     ALLIANCE      .25%           0.25%   0.05%        0.55%
     500 INDEX      CAPITAL
                    MANAGEMENT
     ---------------------------------------------------------------------------

(1) The investment results you achieve in the variable investment option will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as the option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) The management fee for the portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) Other Expenses shown are those incurred in 1999. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

3.   VARIABLE INVESTMENT OPTION NAME CHANGES:

     Effective October 6, 2000, the names of the variable investment options listed below have been changed as indicated in order to reflect corresponding name changes of the underlying EQ Advisors Trust portfolios:

         -----------------------------------------------------------------------
         CURRENT NAME                           NEW NAME
         -----------------------------------------------------------------------
         Alliance Equity Index                  EQ Equity 500 Index
         -----------------------------------------------------------------------
         BT International Equity Index          EQ International Equity Index
         -----------------------------------------------------------------------
         BT Small Company Index                 EQ Small Company Index
         -----------------------------------------------------------------------

     All references to each of these variable investment options and portfolios in each Prospectus are hereby changed to the appropriate new name.


127643-Life EDI

4. The following information replaces the information for the sections noted under "How to reach us" in each Prospectus:

BY MAIL:

At the Post Office Box for our Administrative Office
Equitable Life--EDI Service Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

BY EXPRESS DELIVERY ONLY:

At the Street Address for our Administrative Office
Equitable Life--EDI Service Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

BY TOLL-FREE PHONE

1-888-228-6690
(automated system available 22 hours a day, from 6AM to 4AM, Eastern Time; customer service representative available weekdays 8AM to 9PM, Eastern Time)

BY FAX:

1-704-540-2199

5.   EQUITABLE DISTRIBUTORS, LLC TO BECOME PRINCIPAL UNDERWRITER.

It is anticipated that during the fourth quarter of 2000, Equitable Distributors, LLC ("EDI, LLC") will become a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account FP. Like EDI, EDI, LLC is owned by Equitable Holdings, LLC. Accordingly, once the successor by merger is complete, all references to the principal underwriter in each prospectus should be replaced with Equitable Distributors, LLC.


127643-Life EDI